Promissory Notes Convertible Into Common Stock (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Convertible Notes Payable	$ 6,372,763	$ 5,321,545
Related Party [Member]
Convertible Notes Payable	2,459,681	3,737,001
Related Party [Member] | Senior Notes One [Member]
Convertible Notes Payable	750,000	750,000
Debt Instrument, Convertible, Effective Interest Rate	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Debt Instrument, Convertible, Latest Date	Mar. 31, 2013	Mar. 31, 2013
Related Party [Member] | Senior Notes Two [Member]
Convertible Notes Payable	400,000	400,000
Debt Instrument, Convertible, Effective Interest Rate	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Debt Instrument, Convertible, Latest Date	Jul. 07, 2013	Jul. 07, 2013
Related Party [Member] | Senior Notes Three [Member]
Convertible Notes Payable	200,000	200,001
Debt Instrument, Convertible, Effective Interest Rate	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Debt Instrument, Convertible, Latest Date	Dec. 19, 2013	Aug. 27, 2013
Related Party [Member] | Senior Notes Four [Member]
Convertible Notes Payable	325,000	200,000
Debt Instrument, Convertible, Effective Interest Rate	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Debt Instrument, Convertible, Latest Date	Feb. 03, 2014	Dec. 19, 2013
Related Party [Member] | Senior Notes Five [Member]
Convertible Notes Payable	200,000	325,000
Debt Instrument, Convertible, Effective Interest Rate	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Debt Instrument, Convertible, Latest Date	Apr. 16, 2014	Feb. 03, 2014
Related Party [Member] | Senior Notes Six [Member]
Convertible Notes Payable	6,000	200,000
Debt Instrument, Convertible, Effective Interest Rate	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Debt Instrument, Convertible, Latest Date	Nov. 05, 2014	Apr. 16, 2014
Related Party [Member] | Senior Notes Seven [Member]
Convertible Notes Payable		6,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		May 11, 2014
Related Party [Member] | Senior Notes Eight [Member]
Convertible Notes Payable		500,000
Debt Instrument, Convertible, Effective Interest Rate		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Jun. 26, 2014
Related Party [Member] | Abhd Notes [Member]
Convertible Notes Payable	500,000
Debt Instrument, Unamortized Discount	(21,319)
Debt Instrument, Convertible, Effective Interest Rate	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.6
Debt Instrument, Convertible, Latest Date	Apr. 30, 2012
Related Party [Member] | Junior Notes [Member]
Convertible Notes Payable	100,000	1,156,000
Debt Instrument, Convertible, Effective Interest Rate	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.5	0.5
Debt Instrument, Convertible, Latest Date	Sep. 30, 2011	Sep. 30, 2011
Non Related Party [Member]
Convertible Notes Payable	3,913,082
Non Related Party [Member] | Senior Notes One [Member]
Convertible Notes Payable	55,000	100,000
Debt Instrument, Convertible, Effective Interest Rate	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Debt Instrument, Convertible, Latest Date	Apr. 08, 2014	Oct. 03, 2013
Non Related Party [Member] | Senior Notes Two [Member]
Convertible Notes Payable	100,000	100,000
Debt Instrument, Convertible, Effective Interest Rate	0.00%	0.00%
Debt Instrument, Convertible, Conversion Ratio	0.7	0.7
Debt Instrument, Convertible, Latest Date	Nov. 25, 2014	Jan. 08, 2014
Non Related Party [Member] | Senior Notes Three [Member]
Convertible Notes Payable		50,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Oct. 03, 2013
Non Related Party [Member] | Senior Notes Four [Member]
Convertible Notes Payable		55,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Apr. 08, 2014
Non Related Party [Member] | Senior Notes Five [Member]
Convertible Notes Payable		100,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		May 08, 2014
Non Related Party [Member] | Senior Notes Six [Member]
Convertible Notes Payable		50,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Jun. 12, 2014
Non Related Party [Member] | Senior Notes Seven [Member]
Convertible Notes Payable		50,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Nov. 05, 2014
Non Related Party [Member] | Senior Notes Eight [Member]
Convertible Notes Payable		100,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Nov. 25, 2014
Non Related Party [Member] | Senior Notes Nine [Member]
Convertible Notes Payable		100,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Feb. 05, 2015
Non Related Party [Member] | Senior Notes Ten [Member]
Convertible Notes Payable		185,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Feb. 09, 2015
Non Related Party [Member] | Senior Notes Eleven [Member]
Convertible Notes Payable		25,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Feb. 12, 2015
Non Related Party [Member] | Senior Notes Twelve [Member]
Convertible Notes Payable		300,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Apr. 13, 2015
Non Related Party [Member] | Senior Notes Thirteen [Member]
Convertible Notes Payable		125,865
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Jul. 15, 2015
Non Related Party [Member] | Senior Notes Fourteen [Member]
Convertible Notes Payable		35,000
Debt Instrument, Convertible, Effective Interest Rate		0.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Sep. 10, 2015
Non Related Party [Member] | Abhd Notes [Member]
Convertible Notes Payable	200,000
Debt Instrument, Convertible, Effective Interest Rate	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.6
Debt Instrument, Convertible, Latest Date	Apr. 30, 2012
Non Related Party [Member] | Abhd Notes One [Member]
Convertible Notes Payable	25,000
Debt Instrument, Convertible, Effective Interest Rate	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.7
Debt Instrument, Convertible, Latest Date	May 15, 2012
Non Related Party [Member] | Abhd Notes Two [Member]
Convertible Notes Payable	25,000
Debt Instrument, Convertible, Effective Interest Rate	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.7
Debt Instrument, Convertible, Latest Date	May 18, 2012
Non Related Party [Member] | Abhd Notes Three [Member]
Convertible Notes Payable	50,000
Debt Instrument, Convertible, Effective Interest Rate	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.7
Debt Instrument, Convertible, Latest Date	May 22, 2012
Non Related Party [Member] | Abhd Notes Four [Member]
Convertible Notes Payable	550,000
Debt Instrument, Convertible, Effective Interest Rate	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.7
Debt Instrument, Convertible, Latest Date	Jun. 03, 2012
Non Related Party [Member] | Abhd Notes Five [Member]
Convertible Notes Payable	675,000
Debt Instrument, Convertible, Effective Interest Rate	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.7
Debt Instrument, Convertible, Latest Date	Jun. 19, 2012
Non Related Party [Member] | Abhd Notes Six [Member]
Convertible Notes Payable	650,000
Debt Instrument, Convertible, Effective Interest Rate	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.7
Debt Instrument, Convertible, Latest Date	Jul. 24, 2012
Non Related Party [Member] | Abhd Notes Seven [Member]
Convertible Notes Payable	1,645,000
Debt Instrument, Convertible, Effective Interest Rate	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.7
Debt Instrument, Convertible, Latest Date	Aug. 18, 2012
Non Related Party [Member] | Abhd Notes Eight [Member]
Convertible Notes Payable	380,000
Debt Instrument, Unamortized Discount	(441,918)
Debt Instrument, Convertible, Effective Interest Rate	12.00%
Debt Instrument, Convertible, Conversion Ratio	0.7
Debt Instrument, Convertible, Latest Date	Aug. 24, 2012
Non Related Party [Member] | Promissory Note One [Member]
Convertible Notes Payable		83,679
Debt Instrument, Convertible, Effective Interest Rate		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Aug. 02, 2010
Non Related Party [Member] | Promissory Note Two [Member]
Convertible Notes Payable		100,000
Debt Instrument, Convertible, Effective Interest Rate		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		Aug. 26, 2010
Non Related Party [Member] | Promissory Note Three [Member]
Convertible Notes Payable		$ 25,000
Debt Instrument, Convertible, Effective Interest Rate		12.00%
Debt Instrument, Convertible, Conversion Ratio		0.7
Debt Instrument, Convertible, Latest Date		May 02, 2011